                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07386
                                   ---------

          HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

ONE LIBERTY PLAZA, 165 BROADWAY 36TH FL., NEW YORK NY      10006-1404
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(Address of principal executive offices)          (Zip code)

THOMAS F. DOODIAN   ONE LIBERTY PLAZA, 165 BROADWAY, NEW YORK NY 10006-1404
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-549-8400

Date of fiscal year end:  DECEMBER 31, 2004
                         --------------------
Date of reporting period: SEPTEMBER 30, 2004
                         --------------------

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                              GENERAL INSTRUCTIONS

A. RULE AS TO USE OF FORM N-Q.

        Form N-Q is a combined reporting form that is to be used for reports of registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), under Section 30(b) of the Investment Company Act of 1940 (the "Act") and
Section 13(a) or 15(d) of the Securities Exchange Act of 1934 (the "Exchange Act"), filed pursuant to Rule 30b1-5 under the Act (17 CFR 270.30b1-5). Registered management investment companies, other than small business investment companies registered on Form N-5, shall file their complete portfolio holdings on Form N-Q as of the close of the first and third quarters of each fiscal year. A report on this form shall be filed not later than 60 days after the close of the first and third quarters of each fiscal year.

                 PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED
                 IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM
SEC2455 (4-04)   DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

-------------------------------------------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
PORTFOLIO OF INVESTMENTS-(UNAUDITED)                                                       PRINCIPAL
September 30, 2004                                                  Interest                Amount
                                                                      Rate     Maturity     (000s)         Value
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 51.7%
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 12.6%
  Federal Home Loan Mortgage Corporation
     Series 2731, Class CA .....................................      3.50%    07/15/13    $  8,086    $  8,120,736
     Series 2551, Class TB .....................................      4.50     09/15/21       3,000       3,029,037
     Series 2773, Class EA .....................................      4.50     05/15/10       9,672       9,849,536
                                                                                                       ------------
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
        (Cost - $21,137,782)                                                                             20,999,309
                                                                                                       ------------

U.S. GOVERNMENT AGENCY PASS-THROUGH CERTIFICATES - 39.1%
  Federal Home Loan Mortgage Corporation
     Pool C63650 ...............................................      7.00     02/01/32       1,113       1,189,145
     Pool C63689 ...............................................      7.00     02/01/32         115         122,869
     Pool C63740 ...............................................      7.00     02/01/32       1,823       1,933,836
     Pool C63963 ...............................................      7.00     02/01/32         786         833,602
     Pool C64107 ...............................................      7.00     02/01/32         433         459,840
     Pool C64108 ...............................................      7.00     02/01/32       1,491       1,582,366
                                                                                                       ------------
                                                                                                          6,121,658
                                                                                                       ------------

  Federal National Mortgage Association
     Pool 744642 ...............................................      3.10+    10/01/33       2,677       2,676,533
     TBA .......................................................      6.50          TBA      14,000      14,684,684
     TBA .......................................................      7.00          TBA      26,000      27,568,138
     Pool 614372 ...............................................      7.00     01/01/32       1,231       1,305,710
     Pool 619134 ...............................................      7.00     01/01/32         162         171,549
     Pool 628305 ...............................................      7.00     03/01/32       2,835       3,007,487
     Pool 628408 ...............................................      7.00     03/01/32       1,480       1,569,610
     Pool 630249 ...............................................      7.00     03/01/32         420         445,595
     Pool 642487 ...............................................      7.00     04/01/32         379         402,533
     Pool 645465 ...............................................      7.00     05/01/32       4,030       4,274,774
                                                                                                       ------------
                                                                                                         56,106,613
                                                                                                       ------------

  Government National Mortgage Association
     Pool 581513 ...............................................      6.00     04/15/33       1,269       1,317,378
     Pool 569691 ...............................................      7.50     02/15/32       1,609       1,732,467
                                                                                                       ------------
                                                                                                          3,049,845
                                                                                                       ------------

TOTAL U.S. GOVERNMENT AGENCY PASS-THROUGH CERTIFICATES
        (Cost - $64,801,313) ...................................                                         65,278,116
                                                                                                       ------------

Total U.S. Government & Agency Obligations
        (Cost - $85,939,095) ...................................                                         86,277,425
                                                                                                       ------------

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ASSET-BACKED SECURITIES - 11.5%
HOUSING RELATED ASSET-BACKED SECURITIES - 11.5%
  Aames Mortgage Trust
     Series 2003-1N, Class A* ..................................      7.50     10/27/33         396         395,113
  Aegis Asset Backed Securities Trust
     Series 2004-2N, Class N1* .................................      4.50     04/25/34         725         722,168
  Amortizing Residential Collateral Trust
     Series 2002-BC10, Class M2(d) .............................      4.34+    01/25/33       5,000       5,097,680
  AQ Finance NIM Trust
     Series 2003-N3A, Class Note*  .............................      9.05     03/25/33          95          94,358
  ARC Net Interest Margin Trust
     Series 2002-6, Class A* ...................................      7.75     09/27/32          17          16,751
  Argent NIM Trust
     Series 2003-N6, Class A* ..................................      6.40     03/25/34         412         413,088

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
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HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
PORTFOLIO OF INVESTMENTS-(UNAUDITED)                                                      PRINCIPAL
September 30, 2004                                                Interest                  Amount
                                                                    Rate       Maturity     (000s)            Value
--------------------------------------------------------------------------------------------------------------------
  First Franklin Mortgage Loan Asset Backed Certificate
     Series 2003-FF1, Class M3F(c) .............................  5.59/6.09%   03/25/33   $  2,200  $      2,220,255
  Fremont NIM Trust
     Series 2004-A, Class Note* ................................  4.75         01/25/34        778           776,054
  Renaissance NIM Trust
     Series 2003-A, Class Note* ................................  8.60         06/25/33        153           153,493
  Sail Net Interest Margin Notes
     Series 2004-2A, Class A* ..................................  5.50         03/27/34        950           948,304
  Saxon Asset Securities Trust
     Series 1999-3, Class MF1(c) ...............................  7.74/8.25    12/25/29      8,153         8,445,436
                                                                                                        ------------
TOTAL HOUSING RELATED ASSET-BACKED SECURITIES
        (Cost - $18,984,238) ...................................                                          19,282,700
                                                                                                        ------------

TOTAL ASSET-BACKED SECURITIES
        (Cost - $18,984,238) ...................................                                          19,282,700
                                                                                                        ------------

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MUNICIPAL ZERO COUPON SECURITIES - 6.8%
TEXAS - 5.7%
  San Antonio Texas, Electricity & Gas Revenue
     Bond, Series B, FGIC ......................................  2.07(a)      02/01/07     10,000         9,491,500
                                                                                                        ------------

WEST VIRGINIA - 1.1%
  West Virginia State Parkways Economic Development and Tourism
  Authority Revenue Bond, FGIC
     Capital Appreciation Prerefunded ..........................  1.53(a)      05/15/05        695           688,182
     Capital Appreciation Unrefunded ...........................  1.78(a)      05/15/05      1,280         1,266,803
                                                                                                        ------------
                                                                                                           1,954,985
                                                                                                        ------------

TOTAL MUNICIPAL ZERO COUPON SECURITIES
        (Cost - $10,665,627) ...................................                                          11,446,485
                                                                                                        ------------


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COMMERCIAL MORTGAGE BACKED SECURITIES - 18.3%
  1301 Avenue of the Americas Trust
     Series 2000-1301, Class B* ................................  7.34+        08/03/10      8,000         8,312,000
  Morgan Stanley Capital I
     Series 1999-1NYP, Class A2* ...............................  6.84         05/03/30     16,000        16,844,960
  Trizec Hanh Office Properties Trust
     Series 2001-TZHAC, Class C3* ..............................  6.52         03/15/13      5,000         5,337,900
                                                                                                        ------------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
        (Cost - $30,537,106) ...................................                                          30,494,860
                                                                                                        ------------
--------------------------------------------------------------------------------------------------------------------


NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 38.1%
SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS - 8.0%
  Bank of America Mortgage Securities, Inc.
     Series 2003-B, Class B2 ...................................  4.14+        03/25/33      3,947         3,884,755
  Citicorp Mortgage Securities, Inc.
     Series 1999-8, Class B2 ...................................  6.25         10/25/29        491           503,848
  First Horizon Asset Securities, Inc.
     Series 2003-AR2, Class B3 .................................  4.78+        07/25/33        986           965,137
     Series 2002-AR2, Class B2 .................................  5.30+        12/27/32        914           929,302
                                                                                                        ------------
                                                                                                           1,894,439
                                                                                                        ------------

  Merrill Lynch Mortgage Investors, Inc.
     Series 2002-A3, Class M3 ..................................  5.55+        09/25/32      1,851         1,885,322
  Residential Funding Mortgage Securities I
     Series 2002-S9, Class M1 ..................................  6.00         07/25/17      1,204         1,241,114
  Washington Mutual
     Series 2002-AR18, Class B3 ................................  4.81+        01/25/33      3,092         3,072,197

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HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
PORTFOLIO OF INVESTMENTS-(UNAUDITED)                                                      PRINCIPAL
September 30, 2004                                               Interest                  Amount
                                                                   Rate        Maturity     (000s)       Value
------------------------------------------------------------------------------------------------------------------
  Wells Fargo Mortgage Backed Securities Trust
     Series 2002-F, Class B2 ...................................  5.46+%       10/25/32   $    773     $   771,550
                                                                                                       -----------
TOTAL SUBORDINATED COLLATERALIZED MORTGAGE OBLIGATIONS
        (Cost - $13,127,767) ...................................                                        13,253,225
                                                                                                       -----------

SENIOR COLLATERALIZED MORTGAGE BACKED SECURITIES - 30.1%
  ABN AMRO Mortgage Corp.
     Series 2002-1A, Class 2A3 .................................  5.35+        06/25/32        378         380,962
  Bank of America Mortgage Securities, Inc.
     Series 2003-I, Class 1A1 ..................................  3.31+        10/25/33      3,916       3,941,859
  Countrywide Home Loans
     Series 2002-32, Class 2A3 .................................  5.00         01/25/18      1,090       1,103,580
     Series 2002-HYB1, Class 5A1 ...............................  5.90+        07/19/32        289         293,088
                                                                                                       -----------
                                                                                                         1,396,668
                                                                                                       -----------

  Credit Suisse First Boston Mortgage Securities Corp.
     Series 2003-AR9, Class 1A1 ................................  4.93+        03/25/33      3,087       3,104,654
  Morgan Stanley Mortgage Loan Trust
     Series 2004-8AR, Class 4A3 ................................  5.47+        10/25/34      5,000       5,093,750
  PNC Mortgage Securities Corp.
     Series 1999-4, Class 1A7 ..................................  6.40         06/25/29        427         427,704
  Washington Mutual
     Series 2004-AR4, Class A2 .................................  2.98+        06/25/34      6,000       5,966,430
     Series 2003-AR12, Class A3 ................................  3.36+        02/25/34      5,000       5,010,115
     Series 2004-AR9, Class A3 .................................  3.43+        08/25/34      6,500       6,484,153
     Series 2003-AR10, Class A3A ...............................  3.53+        10/25/33      5,000       4,992,375
                                                                                                       -----------
                                                                                                        22,453,073
                                                                                                       -----------

  Wells Fargo Mortgage Backed Securities Trust
     Series 2004-N, Class A1 ...................................  2.55+        08/25/34      5,675       5,676,642
     Seires 2004-X, Class 1A4 ..................................  5.01         11/25/34      7,700       7,796,250
                                                                                                       -----------
                                                                                                        13,472,892
                                                                                                       -----------

TOTAL SENIOR COLLATERALIZED MORTGAGE BACKED SECURITIES
        (Cost - $50,365,277) ...................................                                        50,271,562
                                                                                                       -----------

TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES
        (Cost - $63,493,044) ...................................                                        63,524,787
                                                                                                       -----------

------------------------------------------------------------------------------------------------------------------

INTEREST ONLY SECURITIES - 0.1%
  DLJ Mortgage Acceptance Corp.
     Series 1997-CF2, Class CP*(b)
        (Cost - $145,315) ......................................  1.36+        10/15/30    125,000         127,500
                                                                                                       -----------


------------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 5.0%
SHORT TERM INVESTMENTS - 5.0%
  Federal National Mortgage Association Discount Note
       (Cost - $8,298,395) .....................................  1.75(a)      10/05/04      8,300       8,298,395
                                                                                                       -----------

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TOTAL INVESTMENTS - 131.5%
       (Cost - $218,062,820)/\ .................................                                       219,452,152
LIABILITIES IN EXCESS OF OTHER ASSETS - (31.5)% ................                                      (52,554,419)
                                                                                                       -----------
NET ASSETS - 100.0%  ...........................................                                   $   166,897,733
                                                                                                       ===========

* - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)   - Zero Coupon Bonds - Interest rate represents current yield to maturity.
(b) - Interest rate and principal amount are based on the notional amount of the underlying mortgage pools.
(c) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(d) - Security is a "step up" bond where coupon increases or steps up at a predetermined date. At that date these coupons increase to LIBOR plus a predetermined margin.
+    -  Variable Rate Security - Interest Rate is in effect as of September 30,
        2004.
FGIC  - Insured by Financial Guaranty Insurance Company.
TBA   - Settlement is on a delayed delivery or when-issued basis with a final maturity to be announced (TBA) in the future.
  /\ - At September 30, 2004, the aggregate cost of investments for income tax purposes was $218,062,820. Net unrealized appreciation aggregated $1,389,332 of which $1,831,445 related to appreciated investment securities and $442,113 related to depreciated investment securities.

As of September 30, 2004, the following swap agreements were outstanding:

                       Expiration                                                              Net Unrealized
     Notional Amount      Date                     Description                                  Depreciation
    -----------------  ----------   --------------------------------------------------------  ----------------

      $10,000,000       3/12/07     Agreement with Goldman Sachs Capital Markets, LP, dated      $  (540,834)
                                    3/08/02 to pay semi-annually the notional amount
                                    multiplied by 5.31% and to receive quarterly the
                                    notional amount multiplied by 3 month USD-LIBOR-BBA.

      $15,000,000       2/28/09     Agreement with Goldman Sachs Capital Markets, LP, dated       (1,047,317)
                                    2/26/02 to pay semi-annually the notional amount
                                    multiplied by 5.304% and to receive quarterly the
                                    notional amount multiplied by 3 month USD-LIBOR-BBA.

      $20,000,000       2/01/07     Agreement with Goldman Sachs Capital Markets, LP, dated         (968,462)
                                    1/30/02 to pay semi-annually the notional amount
                                    multiplied by 4.973% and to receive quarterly the
                                    notional amount multiplied by 3 month USD-LIBOR-BBA.

                                                                                                -------------
                                                                                                 $(2,556,613)
                                                                                                =============

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

     (b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.


Item 3. Exhibits

     (a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hyperion 2005 Investment Grade
Opportunity Term Trust, Inc.


By:  /s/ Clifford E. Lai
     Clifford E. Lai
     Principal Executive Officer

Date:  November 17, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Clifford E. Lai
         Clifford E. Lai
         Principal Executive Officer

Date:  November 17, 2004

By:  /s/ Thomas F. Doodian
         Thomas F. Doodian
         Treasurer and Principal Financial Officer

Date:  November 17, 2004